Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.0%)
Comcast Corp. - Class A	39,493	1,849
Verizon Communications, Inc.	142,691	7,269
The Walt Disney Co. *	16,444	2,255

Total		11,373

Consumer Discretionary (3.4%)
Advance Auto Parts, Inc.	11,476	2,375
Dollar Tree, Inc. *	21,418	3,430
Sodexo SA	24,281	1,971

Total		7,776

Consumer Staples (12.7%)
Colgate-Palmolive Co.	27,270	2,068
Conagra Brands, Inc.	129,285	4,340
Henkel AG & Co. KGaA	29,379	1,968
Kimberly-Clark Corp.	28,561	3,518
Koninklijke Ahold Delhaize NV	78,502	2,524
Mondelez International, Inc.	41,594	2,611
PepsiCo, Inc.	14,294	2,392
The Procter & Gamble Co.	13,245	2,024
Unilever PLC, ADR	103,471	4,715
Walmart, Inc.	19,359	2,883

Total		29,043

Energy (6.4%)
Baker Hughes	59,406	2,163
Chevron Corp.	12,288	2,001
ConocoPhillips	23,599	2,360
Exxon Mobil Corp.	57,590	4,756
TotalEnergies SE, ADR	66,891	3,381

Total		14,661

Financials (20.5%)
Aflac, Inc.	41,290	2,659
The Allstate Corp.	42,144	5,837
Ameriprise Financial, Inc.	8,847	2,657
The Bank of New York Mellon Corp.	114,102	5,663
Berkshire Hathaway, Inc. - Class B *	16,457	5,808
BlackRock, Inc.	3,045	2,327
Chubb, Ltd.	11,008	2,355
JPMorgan Chase & Co.	47,931	6,534
MetLife, Inc.	26,795	1,883
Northern Trust Corp.	21,320	2,483

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Truist Financial Corp.	81,083	4,597
U.S. Bancorp	78,803	4,188

Total		46,991

Health Care (23.7%)
Becton Dickinson and Co.	11,399	3,032
Cigna Corp.	11,010	2,638
CVS Health Corp.	30,494	3,086
Henry Schein, Inc. *	30,427	2,653
Johnson & Johnson	56,299	9,978
McKesson Corp.	6,186	1,894
Medtronic PLC	87,966	9,760
Merck & Co., Inc.	64,415	5,285
Pfizer, Inc.	38,175	1,977
Quest Diagnostics, Inc.	17,622	2,412
Roche Holding AG	4,921	1,946
Universal Health Services, Inc. - Class B	20,533	2,976
Zimmer Biomet Holdings, Inc.	50,563	6,467

Total		54,104

Industrials (11.0%)
Emerson Electric Co.	47,167	4,625
General Dynamics Corp.	12,378	2,985
Norfolk Southern Corp.	7,191	2,051
nVent Electric PLC	69,278	2,410
Oshkosh Corp.	19,582	1,971
Raytheon Technologies Corp.	52,702	5,221
Siemens AG	19,017	2,635
Southwest Airlines Co. *	73,539	3,368

Total		25,266

Information Technology (6.2%)
Automatic Data Processing, Inc.	9,234	2,101
Cisco Systems, Inc.	121,100	6,752
F5, Inc. *	14,767	3,086
Texas Instruments, Inc.	11,593	2,127

Total		14,066

Materials (2.0%)
Mondi PLC	72,639	1,408
Sonoco Products Co.	52,107	3,260

Total		4,668

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Real Estate (1.1%)
Healthpeak Properties, Inc.	70,001	2,403

Total		2,403

Utilities (6.1%)
Duke Energy Corp.	25,331	2,829
Edison International	22,598	1,584
Eversource Energy	23,495	2,072
Pinnacle West Capital Corp.	44,985	3,513
Xcel Energy, Inc.	54,610	3,941

Total		13,939

Total Common Stocks (Cost: $192,944)		224,290

Preferred Stocks (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG, 4.860%	7,501	1,297

Total		1,297

Total Preferred Stocks (Cost: $1,651)		1,297

Investment Companies (1.0%)
Investment Companies (1.0%)
iShares Russell 1000 Value ETF	14,096	2,340

Total		2,340

Total Investment Companies (Cost: $2,295)		2,340

Large Company Value Portfolio

Short-Term Investments (2.0%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	4,666,260	4,666

Total		4,666

Total Short-Term Investments (Cost: $4,666)		4,666

Total Investments (101.7%) (Cost: $201,556)@		232,593

Other Assets, Less Liabilities (-1.7%)		(3,814)

Net Assets (100.0%)		228,779

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	91	98	6/30/2022	$1	$ —	$ 1
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,658	1,801	6/30/2022	—	(16)	(16)
Sell	Goldman Sachs International	EUR	10,584	11,750	6/30/2022	—	(50)	(50)
Sell	Bank of America NA	GBP	4,078	5,355	6/30/2022	43	—	43

						$44	$ (66)	$ (22)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$44	—	$44	$(66)	—	—	$(66)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $201,556 and the net unrealized appreciation of investments based on that cost was $31,015 which is comprised of $34,732 aggregate gross unrealized appreciation and $3,717 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Preferred Stocks	$—	$1,297	$—

Common Stocks

Consumer Discretionary	5,805	1,971	—

Consumer Staples	24,551	4,492	—

Health Care	52,158	1,946	—

Industrials	22,631	2,635	—

Materials	3,260	1,408	—

All Others	103,433	—	—

Investment Companies	2,340	—	—

Short-Term Investments	4,666	—	—

Other Financial Instruments^

Forward Foreign Currency Contracts	—	44	—

Total Assets:	$218,844	$13,793	$—

Liabilities:

Other Financial Instruments^

Forward Foreign Currency Contracts	—	(66)	—

Total Liabilities:	$—	$(66)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand